Deferred income	12 Months Ended
Dec. 31, 2023
Deferred income.
Deferred income

14. Deferred income

Deferred income comprises the following as at December 31:

	2023	2022
	US$'000	US$'000
Carbon dioxide emissions allowances	24,965	—
Government grants	2,015	3,842
Total	26,980	3,842

Carbon dioxide emission allowances arise from the difference between the fair value of the allowances granted and the nominal amount paid. The deferred income is recognized as “other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements (see Note 27.3). As of December 2023, the deferred income related to Carbon dioxide emission allowances increased as actual emissions were lower than the allowance received.

Government grants are recognized on a systematic basis over the periods in which the Company expects to recognize the related expenses for which the grants are intended to compensate.